N-2	6 Months Ended
Apr. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001557523
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Principal Real Estate Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Apr. 30, 2026